Intangible assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Balance at beginning of year	€ 2,182,825	€ 1,028,223
Impairment charge	53,385
Balance at end of year	8,895,834	2,182,825
Gross carrying amount
Intangible assets
Balance at beginning of year	3,218,529	1,355,855
Additions	8,916,243	1,862,674
Impairment charge	(53,385)
Balance at end of year	12,081,387	3,218,529
Amortization
Intangible assets
Balance at beginning of year	(1,035,704)	(327,632)
Amortization for the year	2,149,849	708,072
Balance at end of year	(3,185,553)	(1,035,704)
Goodwill. | Gross carrying amount
Intangible assets
Additions	53,385
Impairment charge	(53,385)
Computer software
Intangible assets
Balance at beginning of year	53,849	35,250
Balance at end of year	24,149	53,849
Computer software | Gross carrying amount
Intangible assets
Balance at beginning of year	118,799	70,500
Additions		48,299
Balance at end of year	118,799	118,799
Computer software | Amortization
Intangible assets
Balance at beginning of year	(64,950)	(35,250)
Amortization for the year	29,700	29,700
Balance at end of year	(94,650)	(64,950)
Internally generated software
Intangible assets
Balance at beginning of year	2,103,976	967,973
Balance at end of year	4,212,619	2,103,976
Internally generated software | Gross carrying amount
Intangible assets
Balance at beginning of year	3,074,730	1,260,355
Additions	3,841,858	1,814,375
Balance at end of year	6,916,588	3,074,730
Internally generated software | Amortization
Intangible assets
Balance at beginning of year	(970,754)	(292,382)
Amortization for the year	1,733,215	678,372
Balance at end of year	(2,703,969)	(970,754)
Licenses
Intangible assets
Balance at end of year	€ 4,616,288
Amortized useful life (in years)	7 years
Remaining amortization period (in years)	6 years 7 months 6 days
Licenses | Gross carrying amount
Intangible assets
Additions	€ 5,000,000
Balance at end of year	5,000,000
Licenses | Amortization
Intangible assets
Amortization for the year	383,712
Balance at end of year	(383,712)
other intangible assets
Intangible assets
Balance at beginning of year	25,000	25,000
Balance at end of year	42,778	25,000
other intangible assets | Gross carrying amount
Intangible assets
Balance at beginning of year	25,000	25,000
Additions	21,000
Balance at end of year	46,000	€ 25,000
other intangible assets | Amortization
Intangible assets
Amortization for the year	3,222
Balance at end of year	€ (3,222)